Long term debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of long term debt
Long term debt is as follows:

Current:
	December 31, 2013	December 31, 2012
Credit facilities (note 15(b))	$—	$12,855
Capital lease obligations (note 15(c))	14,996	13,055
	$14,996	$25,910
Long term:
	December 31, 2013	December 31, 2012
Credit facilities (note 15(b))	$—	$49,433
Capital lease obligations (note 15(c))	28,299	36,492
Series 1 Debentures (note 15(d))	75,000	225,000
	$103,299	$310,925

Schedule of credit facilities
Credit Facilities

	December 31, 2013	December 31, 2012
Term A Facility	$—	$18,139
Term B Facility	—	9,107
Total Term Facilities	$—	$27,246
Revolving Facility	—	35,042
Total credit facilities	$—	$62,288
Less: current portion of Term Facilities	—	(12,855)
	$—	$49,433

Schedule of future minimum lease payments due under capital leases
The minimum lease payments due in each of the next five fiscal years are as follows:

2014	$17,249
2015	16,176
2016	11,735
2017	2,241
Subtotal:	$47,401
Less: amount representing interest	(4,106)
Present value of minimum lease payments	$43,295
Less: current portion	(14,996)
Long term portion	$28,299